UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08266
The India Fund, Inc.

(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: December 31, 2011
Date of reporting period: March 31, 2011
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

THE INDIA FUND, INC.
March 31, 2011 (Unaudited)
Schedule of Investments
INDIA (99.94% of holdings)
COMMON STOCKS (99.93% of holdings)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE
	India	99.87%
	Beverages — Alcoholic	0.47%
2,320,710	Radico Khaitan, Ltd.		$8,093,931	$6,788,578

			8,093,931	6,788,578

	Building & Construction	1.54%
2,841,014	Hindustan Construction Co., Ltd.		2,949,352	2,315,750
1,199,136	IRB Infrastructure Developers, Ltd.		6,495,489	5,691,157
2,172,656	Jaiprakash Associates, Ltd.		2,849,175	4,506,574
1,418,820	KEC International, Ltd.		1,270,883	2,623,202
2,480,020	Sadbhav Engineering, Ltd.		6,756,925	6,870,871

			20,321,824	22,007,554

	Building — Residential / Commercial	0.33%
714,839	Sobha Developers, Ltd.		4,506,151	4,696,666

			4,506,151	4,696,666

	Cement	0.60%
88,687	Grasim Industries, Ltd.		3,142,056	4,894,739
143,429	UltraTech Cement, Ltd.		2,164,131	3,646,592

			5,306,187	8,541,331

	Chemicals	0.15%
36,676	Asian Paints, Ltd.		2,011,177	2,078,224

			2,011,177	2,078,224

	Coal	1.23%
2,257,556	Coal India, Ltd.		16,256,671	17,571,425

			16,256,671	17,571,425

	Computer Hardware	0.23%
1,456,095	HCL Infosystems, Ltd.		4,844,985	3,333,721

			4,844,985	3,333,721

	Computer Software & Programming	15.94%
438,687	Everonn Education, Ltd.		3,584,482	5,657,336
1,863,707	Infosys Technologies, Ltd.		23,686,295	135,269,730
1,888,673	KPIT Cummins Infosystems, Ltd.		1,510,189	7,117,199
3,784,091	Redington (India), Ltd.		5,404,254	6,627,144
2,397,055	Tata Consultancy Services, Ltd.		30,348,763	63,561,331
891,551	Wipro, Ltd.		2,624,086	9,562,257

			67,158,069	227,794,997

	Consumer Non-Durables	3.44%
12,062,346	ITC, Ltd.		21,377,923	49,079,778

			21,377,923	49,079,778

The India Fund, Inc.
March 31, 2011 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE
	India (continued)
	Consumer Products	0.86%
877,640	HSIL, Ltd.		$2,734,802	$2,603,695
475,470	Jyothy Laboratories, Ltd.		1,772,356	2,343,498
922,464	Marico, Ltd.		1,026,000	2,870,095
51,655	Titan Industries, Ltd.		2,016,303	4,414,160

			7,549,461	12,231,448

	Diversified Financial Services	1.88%
1,310,360	IFCI, Ltd.		1,679,504	1,547,045
1,231,860	Indiabulls Financial Service, Ltd.		3,948,535	4,262,272
1,080,840	Power Finance Corp.		3,281,930	6,065,259
842,006	Shriram Transport Finance Co., Ltd.		10,172,063	15,027,527

			19,082,032	26,902,103

	Diversified Manufacturing	0.31%
1,416,964	Escorts, Ltd.		6,959,946	4,491,263

			6,959,946	4,491,263

	Diversified Operations	1.16%
875,558	Aban Offshore, Ltd.		13,257,292	12,097,210
7,179,524	Rei Agro, Ltd.		3,143,950	4,411,233

			16,401,242	16,508,443

	E-Services & Consulting	0.84%
1,736,775	Core Projects & Technologies, Ltd.		10,768,186	12,041,951

			10,768,186	12,041,951

	Electric — Integrated	0.15%
310,500	CESC, Ltd.		1,608,425	2,179,314

			1,608,425	2,179,314

	Electric — Transmission	1.52%
2,878,559	Crompton Greaves, Ltd.		13,573,973	17,618,627
1,776,107	Power Grid Corp. of India, Ltd.		3,768,501	4,054,439

			17,342,474	21,673,066

	Electronics & Electrical Equipment	3.10%
670,033	Bharat Heavy Electricals, Ltd.		14,128,669	30,963,954
2,635,773	JSW Energy, Ltd.		5,621,783	4,237,805
2,588,712	Lanco Infratech, Ltd.+		1,629,969	2,301,658
443,413	Reliance Infrastructure, Ltd.		5,738,574	6,838,871

			27,118,995	44,342,288

	Energy — Alternate Sources	0.08%
695,263	Websol Energy Systems, Ltd.+		2,881,683	1,106,933

			2,881,683	1,106,933

The India Fund, Inc.

March 31, 2011 (Unaudited)
Schedule of Investments (continued)

COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE
	India (continued)
	Engineering	0.84%
237,347	Larsen & Toubro, Ltd.		$3,857,245	$8,799,057
237,758	Thermax, Ltd.		134,517	3,211,692

			3,991,762	12,010,749

	Finance	22.88%
1,271,963	Allahabad Bank, Ltd.		6,847,111	6,617,231
908,097	Axis Bank, Ltd.		16,981,271	28,582,809
1,228,473	Bank of Baroda		9,784,552	26,532,207
4,349,706	Development Credit Bank, Ltd.+		5,514,157	4,472,116
1,150,493	Federal Bank, Ltd.		7,491,636	10,807,075
1,133,678	HDFC Bank, Ltd.		26,478,405	59,561,630
10,100	HDFC Bank, Ltd. ADR		1,504,635	1,716,394
3,111,298	Housing Development Finance Corp., Ltd.		6,414,318	48,760,762
2,933,758	ICICI Bank, Ltd.		35,904,145	73,204,153
357,830	IndusInd Bank, Ltd .		2,048,370	2,115,927
1,528,804	Infrastructure Development Finance Co., Ltd.		4,962,522	5,308,561
335,822	Punjab National Bank, Ltd.		3,175,135	9,223,339
664,024	State Bank of India		8,005,237	41,214,307
22,550	State Bank of India GDR		257,070	2,848,065
851,653	Yes Bank, Ltd.		5,088,990	5,918,315

			140,457,554	326,882,891

	Food	0.47%
4,303,478	Shree Renuka Sugars, Ltd.		8,166,291	6,716,494

			8,166,291	6,716,494

	Household Appliances	0.35%
98,250	TTK Prestige, Ltd.		3,629,218	4,946,539

			3,629,218	4,946,539

	Investment Companies	1.06%
856,368	Bajaj Holdings and Investment, Ltd.		13,973,843	15,209,918

			13,973,843	15,209,918

	Media	0.13%
606,061	Eros International Media, Ltd.+		2,321,056	1,887,697

			2,321,056	1,887,697

	Media — Conglomerates	0.48%
537,964	UTV Software Communications, Ltd.+		6,351,443	6,922,539

			6,351,443	6,922,539

	Metal — Aluminum	0.89%
541,443	Ess Dee Aluminum, Ltd.		5,370,652	5,069,009
1,628,433	Hindalco Industries, Ltd.		5,458,971	7,619,073

			10,829,623	12,688,082

The India Fund, Inc.

March 31, 2011 (Unaudited)
Schedule of Investments (continued)

COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE
	India (continued)
	Metal — Diversified	0.88%
1,990,176	Hindustan Zinc, Ltd.		$1,269,074	$6,138,551
1,655,964	Sterlite Industries (India), Ltd.		2,457,100	6,438,932

			3,726,174	12,577,483

	Miscellaneous Manufactures	0.47%
449,410	V.I.P. Industries, Ltd.		6,452,039	6,671,867

			6,452,039	6,671,867

	Motorcycle/Motor Scooter	1.98%
864,197	Bajaj Auto, Ltd.		14,696,117	28,289,153

			14,696,117	28,289,153

	Petroleum Related	15.38%
153,498	Bharat Petroleum Corp., Ltd.		2,005,401	2,104,122
1,810,418	Cairn India, Ltd.+		9,354,025	14,259,655
2,059,625	GAIL India, Ltd.		14,971,797	21,476,076
645,235	Hindustan Petroleum Corp., Ltd.		5,023,219	5,164,629
255,420	Indraprastha Gas, Ltd.		1,774,560	1,709,673
4,254,615	Oil and Natural Gas Corp., Ltd.		14,066,579	27,677,179
4,784,954	Petronet LNG, Ltd.		12,806,399	13,020,612
5,718,772	Reliance Industries, Ltd.		35,753,727	134,367,739

			95,755,707	219,779,685

	Pharmaceuticals	5.95%
1,029,693	Cadila Healthcare, Ltd.		12,238,777	18,271,019
812,120	Cipla, Ltd.		6,573,858	5,846,645
695,346	Dr. Reddy’s Laboratories, Ltd.		17,385,565	25,549,034
74,200	Dr. Reddy’s Laboratories, Ltd. ADR		1,444,757	2,767,660
1,641,469	Glenmark Pharmaceuticals, Ltd.		9,628,550	10,438,852
2,376,454	Lupin, Ltd.		8,082,676	22,133,875

			55,354,183	85,007,085

	Property / Casualty Insurance	0.44%
482,212	Reliance Capital, Ltd.		5,121,189	6,286,219

			5,121,189	6,286,219

	Publishing	0.42%
6,547	HT Media, Ltd.		20,417	21,295
2,119,429	Jagran Prakashan, Ltd.		3,707,334	6,014,435

			3,727,751	6,035,730

	Real Estate Operation / Development	0.41%
1	Agre Developers, Ltd.+		4	1
1,139,614	Anant Raj Industries, Ltd.		3,415,410	2,128,711
1,316,635	Prestige Estates Projects, Ltd.+		5,407,702	3,690,534

			8,823,116	5,819,246

The India Fund, Inc.
March 31, 2011 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE
	India (concluded)
	Retail — Major Department Stores	0.36%
894,438	Pantaloon Retail India, Ltd.		$7,638,647	$5,198,752

			7,638,647	5,198,752

	Rubber	0.28%
982,540	Jain Irrigation Systems, Ltd.		4,483,824	3,933,905

			4,483,824	3,933,905

	Shipbuilding	0.66%
1,000,401	ABG Shipyard, Ltd.		8,404,589	8,119,635
726,790	Pipavav Shipyard, Ltd.+		1,467,336	1,287,508

			9,871,925	9,407,143

	Steel	2.25%
783,143	Jindal Steel & Power, Ltd.		716,886	12,268,275
148,701	JSW Steel, Ltd.		1,673,330	3,055,381
1,210,527	Tata Steel, Ltd.		17,177,543	16,843,413

			19,567,759	32,167,069

	Telecommunications	1.33%
2,370,477	Bharti Airtel, Ltd.		7,489,824	18,979,231

			7,489,824	18,979,231

	Televisions	1.05%
1,102,109	Network 18 Media & Investment, Ltd.+		3,637,575	3,278,277
1,161,654	Sun TV Network, Ltd.		10,307,669	11,702,501

			13,945,244	14,980,778

	Travel Services	0.17%
2,025,000	Thomas Cook (India), Ltd.		2,998,712	2,397,578

			2,998,712	2,397,578

	Vehicle Components	1.61%
6,203,044	Apollo Tyres, Ltd.		5,787,131	9,674,217
670,881	Cummins India, Ltd.		5,342,834	10,298,275
1,469,060	JK Tyre & Industries, Ltd.		4,292,611	3,085,043

			15,422,576	23,057,535

	Vehicles	5.30%
677,817	Mahindra & Mahindra, Ltd.		2,027,201	10,618,297
421,544	Maruti Suzuki India, Ltd.		9,939,307	11,943,983
1,565,028	Tata Motors, Ltd.		26,885,997	43,780,074
597,700	Tata Motors, Ltd. — A		5,902,309	9,321,681

			44,754,814	75,664,035

	TOTAL INDIA		769,139,753	1,426,886,486

The India Fund, Inc.
March 31, 2011 (Unaudited)
Schedule of Investments (continued)
COMMON STOCKS (concluded)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE
	United States	0.06%
	Computer Software & Programming	0.06%
9,500	Cognizant Technology Solutions, Corp.+		$711,010	$773,300

			711,010	773,300

	TOTAL UNITED STATES		711,010	773,300

	TOTAL COMMON STOCKS		769,850,763	1,427,659,786

WARRANTS (0.04% of holdings)
	India
	Steel	0.04%
42,499	Tata Steel, Ltd. GDR P-Note 01/27/2017		588,621	593,137

	TOTAL INDIA		588,621	593,137

	TOTAL WARRANTS		588,621	593,137

BONDS (0.03% of holdings)

	India	0.03%
Par Value (000)	Pharmaceuticals
INR 20,860	Dr. Reddy’s Laboratories, Ltd. 9.25%		461,717	436,901

	TOTAL INDIA		461,717	436,901

	TOTAL BONDS		461,717	436,901

	TOTAL INVESTMENTS	100.00%	$770,901,101	$1,428,689,824

Footnotes and Abbreviations

ADR — American Depository Receipt
GDR — Global Depository Receipt
+ Non income producing
As of December 31, 2010, the aggregate cost for federal income tax purposes was $849,012,905.

Excess of value over tax cost	$801,253,443
Excess of tax cost over value	(18,023,625)

$783,229,818

Supplemental Information to the Schedule of Investments
Fair Value Measurements:
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:
Level 1 — price quotations in active markets/exchanges for identical securities
Level 2 — other significant observable inputs (including, but not limited to quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Manager. The Investment Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s net assets as of March 31, 2011, is as follows:

	Fair Value at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
		Active Markets for	Observable	Unobservable
	Value at	Identical Assets	Inputs	Inputs
	March 31, 2011	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Total Common Stocks	$1,427,659,786	$1,427,659,786	$—	$—

Warrants
Total Warrants	$593,137	$593,137	$—	$—

Bonds
Pharmaceuticals	$436,901	$—	$—	$436,901

Total Bonds	$436,901	$—	$—	$436,901

Total*	$1,428,689,824	$1,428,252,923	$—	$436,901

*	See Schedule of Investments for identification of securities by security type and industry classification.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Pharmaceuticals
Balance, as of December 31, 2010	$0
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)	(24,816)
Net purchases (sales)	461,717
Net transfers in/out of Level 3	0

Balance, as of March 31, 2011	$436,901

Financial Derivative Instruments:
Effective January 1, 2009, the Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Fund disclose a) how and why an entity uses derivative instruments, b) how derivative instruments and related hedged items are accounted for, and c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Fund’s financial statements. At March 31, 2011, the Fund held no derivative instruments.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The India Fund, Inc.

By (Signature and Title)*	/s/ Prakash A. Melwani
Prakash A. Melwani, President
(principal executive officer)
Date May 4, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Prakash A. Melwani
Prakash A. Melwani, President
(principal executive officer)
Date May 4, 2011

By (Signature and Title)*	/s/ Joseph M. Malangoni
Joseph M. Malangoni, Treasurer and Vice President
(principal financial officer)
Date May 4, 2011

*	Print the name and title of each signing officer under his or her signature.